Share-based Compensation - Equity Award Modification (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Apr. 07, 2023
Share-based Compensation
Share-based compensation expense	$ 2,319	$ 309	$ 309	$ 4,685	$ 300
Severance agreement
Share-based Compensation
Options vested and exercisable						59,594
Share-based compensation expense				$ 600